Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Dates
31-Jan-2023
Actual/360 Days

30/360 Days

15-Feb-2023
15-Feb-2023
Collection Period No.

Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Jan-2023
13-Feb-2023
14-Feb-2023
15-Feb-2023
17-Jan-2023
15-Jan-2023
Summary
Beginning
Balance
0.00
0.00
106,369,260.95
80,020,000.00
Principal
Payment
0.00
0.00
12,416,782.28
0.00
Ending
Balance
0.00
0.00
93,952,478.67
80,020,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
35.315080
0.000000
Initial
Balance
278,000,000.00
351,600,000.00
351,600,000.00
80,020,000.00
Note
Factor
0.000000
0.000000
0.267214
1.000000
186,389,260.95
173,972,478.67
12,416,782.28
T
otal Note Balance
1,061,220,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
27,211,147.07
213,600,408.02
6,504,799.69
220,105,207.71
27,211,147.07
201,183,625.74
6,055,003.32
207,238,629.06
27,225,882.84
1,088,445,882.84
36,332,043.60
1,124,777,926.44
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
27,225,882.84
27,211,147.07
27,211,147.07
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.262750%
0.460000%
0.550000%
0.770000%
Interest
Payment
0.00
0.00
48,752.58
51,346.17
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.138659
0.641667
Interest & Principal
Payment
0.00
0.00
12,465,534.86
51,346.17
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
35.453740
0.641667
$12,516,881.03
T
otal
$100,098.75

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
13,689,036.63
0.00
13,689,036.63
12,580,380.14
757,573.62
145,780.06
130,948.35
19,177.57
0.00
55,176.89
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
183,421.01
0.00
0.00
100,098.75
0.00
0.00
12,416,782.28
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
13,689,036.63
988,734.59
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
183,421.01
0.00
0.00
0.00
183,421.01
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
100,098.75
0.00
0.00
48,752.58
51,346.17
0.00
0.00
0.00
0.00
0.00
100,098.75
0.00
0.00
48,752.58
51,346.17
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
100,098.75
100,098.75
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
12,416,782.28
0.00
0.00
0.00
12,416,782.28
Aggregate Principal Distributabl
e
Amount
12,416,782.28
12,416,782.28
0.00

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
5,442,229.41
0.00
5,442,229.41
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,891.47
38,285.42
55,176.89
5,442,229.41
0.00
16,891.47
16,891.47
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Pool Statistics
Pool Data
4.04%
27.05
41.58
Cutoff Date Pool Balance
Amount
1,124,777,926.44
Pool Balance beginning of Collection Period
220,105,207.71
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
207,238,629.06
13,190
13,766
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
35,214
8,886,562.28
3,693,817.86
19,083.65
267,114.86
Pool Factor
18.42%
3.82%
52.53
11.02

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
13,190
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.44%
0.45%
0.10%
0.01%
100.00%
206,078,085.72
928,121.84
207,524.15
24,897.35
207,238,629.06
13,136

12
3
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.112% Delinquency
Trigger
occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
7,089.10
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.079%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,070,016.59
(5,679.72)
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
13

Losses
(1)
Amount
267,114.86
145,559.99
127,234.59
Number of Receivables
Number of Receivables
Amount
9,270,303.32
3,352,666.08
3,847,620.65
Current
Cumulative
0.184%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
(0.032%)
(0.042%)
(0.250%)
0.640%